Eubel Brady & Suttman Income and Appreciation Fund
FUND SUMMARIES EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
INVESTMENT OBJECTIVE

The Eubel Brady & Suttman Income and Appreciation Fund (the “EBS Income & Appreciation Fund” or the “Fund”) seeks to provide total return through a combination of current income and capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the EBS Income & Appreciation Fund.
Shareholder Fees	Eubel Brady & Suttman Income and Appreciation Fund Eubel Brady & Suttman Income and Appreciation Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Eubel Brady & Suttman Income and Appreciation Fund Eubel Brady & Suttman Income and Appreciation Fund Shares
Management Fees	[1]	none
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.24%
Acquired Fund Fees and Expenses	[3]	0.01%
Total Annual Fund Operating Expenses	[4]	0.25%
[1]	This Fund represents one of the investment strategies offered by Eubel Brady & Suttman Asset Management, Inc. (the "Adviser"). Shareholders in the Fund do not pay "Management Fees" directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund. Clients pay a management fee to the Adviser under the terms of the discretionary investment advisory agreement. The Adviser's fee schedule is included in Part 2A of the Adviser's Form ADV, which is available for download at www.ebs-asset.com and on the SEC's website. In addition, Shareholders may incur brokerage and/or other transaction based fees for maintaining custody/trading accounts with a broker/dealer or financial intermediary. These fees, if any, will be disclosed to the Shareholder at the time she or he enters into a discretionary investment advisory agreement with the Adviser.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The Adviser has contractually agreed, until December 1, 2016, to reimburse expenses of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, expenses incurred pursuant to the Fund's Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of the Fund's average daily net assets. Other Expenses reimbursed by the Adviser are subject to repayment by the Fund for a period of three years after such expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, expenses incurred pursuant to the Fund's Shareholder Servicing Plan and extraordinary expenses) to exceed the foregoing expense limitation. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that(1) the Adviser may not terminate this arrangement without the approval of the Board of Trustees, and (2) this arrangement will terminate automatically if the Adviser ceases to serve as investment adviser of the Fund.

Example

This Example is intended to help you compare the cost of investing in the EBS Income & Appreciation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Eubel Brady & Suttman Income and Appreciation Fund Eubel Brady & Suttman Income and Appreciation Fund Shares	26	80

Portfolio Turnover

The EBS Income & Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the EBS Income & Appreciation Fund invests primarily in a diversified portfolio of convertible securities, non-convertible fixed income securities and derivatives. The allocation among these securities will vary based on the Adviser’s assessment of market conditions and it is possible at times the Fund may not own all of these securities at the same time. The Fund’s investments in convertible securities may include convertible bonds, convertible preferred stocks, “synthetic” convertible positions, forwards or derivatives that have economic characteristics similar to such securities and hybrids that can be converted into common stock or other securities, such as warrants or options. The Fund may invest in convertible securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group, commonly referred to as high yield or junk securities) and those with smaller market capitalizations. The Fund intends to primarily invest in domestic convertible securities or foreign securities that are U.S. dollar denominated.

The Fund may invest in illiquid or thinly traded convertible and non-convertible securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A of the Securities Act of 1933.

The Fund may invest in registered investment companies (“RICs”), such as open-end mutual funds, exchange-traded funds (“ETFs”) and closed-end funds, primarily when it receives a large inflow of cash through shareholder purchases to gain prompt exposure to the markets. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its strategies.

The Fund may have up to 20% of its net assets invested in common stock and, preferred stock. Such exposure could come from conversion or direct purchases.

In selecting investments for the Fund, the Adviser will attempt to identify a security that is trading at an attractive yield relative to the Adviser’s evaluation of the issuer’s creditworthiness. The Adviser may consider such factors as the conversion price, conversion premium, option adjusted yield, maturity and the potential price appreciation of the issuer’s common stock. In assessing a company’s creditworthiness and appreciation potential, the Adviser will typically focus on fundamentals such as: its balance sheet, debt coverage, contingent liabilities, capital structure, access to capital, other factors and ability or potential to generate cash flow, earnings and to sustain profit margins.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns will vary and you could lose money on your investment in the EBS Income & Appreciation Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The Fund is subject to certain other risks, including the following:

Convertible Security Risk. Convertible securities are hybrid securities and subject to the risks associated with both fixed income and equity investments. The price of the convertible securities may fluctuate in response to price changes in the underlying stock.

Convertible securities are normally considered “junior” to secured securities, meaning the company must pay interest on its nonconvertible secured debt before it can make payments on its convertible securities. Therefore, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities.

• Call Risk. Some of the convertible securities that the Fund may own may be “callable”, which means the issuer can redeem the security prior to its maturity. When interest rates are low, an issuer will often redeem its callable securities early. In such a circumstance, the Fund may have to invest its investment proceeds from the callable security in another security offering a lower yield.

• Synthetic Convertible Risk. The value of a synthetic convertible will respond differently to market fluctuations than a convertible security because a synthetic convertible is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Derivatives Risk. The success of the EBS Income & Appreciation Fund’s investment strategies may also depend on the Adviser’s skill in investing in derivatives, such as writing (selling) put and call options on securities. The use of derivatives requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities, including the ability of the Adviser to correctly predict changes in the level and direction of movements in the value of the underlying security. The use of derivatives also involves the risk of loss as a result of the failure of another party to the contract (counterparty) to make the required payments or otherwise comply with the terms of the contract. The risk of derivatives may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments.

Fixed Income Risk. The potential risks of non-convertible fixed income investments include, credit risk, interest rate risk, lower rated security risk and maturity risk among others.

• Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may affect the value of the Fund's investments in that issuer.

• Interest Rate Risk. The price of a fixed income security will generally decline when interest rates rise. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

• Lower Rated Securities Risk. Lower rated securities (commonly known as “high yield” or “junk” securities), are subject to greater levels of liquidity risks and are considered primarily speculative with respect to an issuer’s continuing ability to make principal and interest payments, when due.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the EBS Income & Appreciation Fund may invest may not be clear or may be subject to re-characterization by the Internal Revenue Service.

Foreign Investment Risk. The EBS Income & Appreciation Fund’s investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets.

Market Risk. The return on and value of an equity security held by the EBS Income & Appreciation Fund will fluctuate in response to stock market movements. Common and preferred stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.

New Fund and Management Risk. The EBS Income & Appreciation Fund is newly organized and has no operating history. In addition, the Adviser has no experience managing an open-end mutual fund.

PERFORMANCE SUMMARY

The EBS Income & Appreciation Fund is new and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-(800) 391-1223.

Eubel Brady & Suttman Income Fund
INCOME FUND
INVESTMENT OBJECTIVE
The Eubel Brady & Suttman Income Fund (the “EBS Income Fund” or the “Fund”) seeks to preserve capital, produce income and maximize total return.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the EBS Income Fund.
Shareholder Fees	Eubel Brady & Suttman Income Fund Eubel Brady & Suttman Income Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Eubel Brady & Suttman Income Fund Eubel Brady & Suttman Income Fund Shares
Management Fees	[1]	none
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	0.22%
Acquired Fund Fees and Expenses	[3]	0.01%
Total Annual Fund Operating Expenses	[4]	0.23%
[1]	This Fund represents one of the investment strategies offered by the Adviser. Shareholders in the Fund do not pay "Management Fees" directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund. Clients pay a management fee to the Adviser under the terms of the discretionary investment advisory agreement. The Adviser's fee schedule is included in Part 2A of the Adviser's Form ADV, which is available for download at www.ebs-asset.com and on the SEC's website. In addition, Shareholders may incur brokerage and/or other transaction based fees for maintaining custody/trading accounts with a broker/dealer or financial intermediary. These fees, if any, will be disclosed to the Shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The Adviser has contractually agreed, until December 1, 2016, to reimburse expenses of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, expenses incurred pursuant to the Fund's Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of the Fund's average daily net assets. Other Expenses reimbursed by the Adviser are subject to repayment by the Fund for a period of three years after such expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, expenses incurred pursuant to the Fund's Shareholder Servicing Plan and extraordinary expenses) to exceed the foregoing expense limitation. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that(1) the Adviser may not terminate this arrangement without the approval of the Board of Trustees, and (2) this arrangement will terminate automatically if the Adviser ceases to serve as investment adviser of the Fund.

Example

This Example is intended to help you compare the cost of investing in the EBS Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Eubel Brady & Suttman Income Fund Eubel Brady & Suttman Income Fund Shares	24	74

Portfolio Turnover

The EBS Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the EBS Income Fund invests in a diversified portfolio of income producing securities. These securities may include, but are not limited to, securities issued by the U.S. Government and its agencies and instrumentalities, corporate and municipal bonds, mortgage and asset-backed securities, collateralized mortgage obligations, convertible bonds, floating rate and inverse floating rate securities, zero coupon bonds, loans, money market instruments and shares of other RICs. The Fund may invest in securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group, commonly referred to as high yield or junk securities) and those with smaller market capitalizations. The Fund will invest primarily in domestic securities or foreign securities that are U.S. dollar denominated. The Fund may also invest in individual fixed and variable rate interest income producing secured notes and secured notes with a fixed or variable rate and shared appreciation component. Each note would represent a loan made to an individual or entity. Such notes would be acquired by the Fund through direct origination with the borrower.

The EBS Income Fund may seek modest capital appreciation by investing up to 10% of its net assets in equities, including common stock, preferred stock, and convertible preferred stock. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments.

In selecting investments for the Fund, the Adviser will attempt to identify securities that it believes offer an attractive yield and total return relative to the Adviser’s evaluation of the issuer’s creditworthiness. Using fundamental security analysis, the Adviser seeks to identify securities that may have a comparatively higher yield than another security of similar credit quality or duration, securities whose price may increase in anticipation of an interest rate decline, securities that have potential for a credit upgrade, or securities of companies that have the ability or potential to generate adequate cash flow and earnings to meet interest and principal payments when due, as well as, the company’s balance sheet, capital structure and access to capital, among other factors.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns will vary and you could lose money on your investment in the EBS Income Fund over short or long periods. There is no guarantee that the Fund will achieve its investment objective and the Fund may not be appropriate for use as a complete investment program. The EBS Income Fund is subject to certain risks, including the following:

Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may affect the value of the Fund's investments in that issuer.

Interest Rate Risk. The value of the EBS Income Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

Lower-rated Securities Risk. Lower rated securities (commonly known as "high yield" or "junk" securities), are subject to greater levels of liquidity risks and are considered primarily speculative with respect to an issuer's continuing ability to make principal and interest payments, when due.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time and/or price.

Risks of Investments in RICs. Investments by the Fund in other investment companies, including ETFs, will expose investors to the risk that the underlying fund manager may change objectives which may or may not parallel the investment direction of the Fund.

Indebtedness Risk. The Fund may also purchase indebtedness and participations in commercial loans. Such investments may be secured and unsecured. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. In addition, the Fund, or an agent of the Fund, may act as agent for the loan and be responsible for the collection of principal and interest payments from the corporate borrower. In this arrangement the Fund will be responsible for applying the appropriate credit remedies against the corporate borrower.

Market Risk. The return on and value of an equity security held by the EBS Income Fund will fluctuate in response to stock market movements. Common and preferred stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser.

Real Estate Risk. The Fund’s investments in indebtedness, loan participations and assignments may subject the Fund to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Foreign Investment Risk. The EBS Income Fund’s investments in foreign securities are subject to the risk that world events, such as political upheaval or financial problems will adversely affect the value of securities issued in foreign countries or regions. The value of foreign investments may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, increased taxation and confiscation of investor assets.

New Fund and Management Risk. The EBS Income Fund is newly organized and has no operating history. In addition, the Adviser has no experience managing an open-end mutual fund.

PERFORMANCE SUMMARY

The EBS Income Fund is new and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-(800) 391-1223.